Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net sales	¥ 1,447,369	¥ 1,280,054	¥ 1,190,870
Property, Plant and Equipment, Net	270,557	268,824	260,537
Physical location | Japan
Segment Reporting Information [Line Items]
Net sales	643,423	574,202	559,344
Property, Plant and Equipment, Net	180,342	182,987	187,566
Physical location | Asia
Segment Reporting Information [Line Items]
Net sales	274,512	235,520	205,469
Property, Plant and Equipment, Net	49,140	45,585	35,545
Physical location | Europe
Segment Reporting Information [Line Items]
Net sales	247,700	198,868	204,887
Property, Plant and Equipment, Net	21,395	19,623	18,725
Physical location | United States of America
Segment Reporting Information [Line Items]
Net sales	217,230	215,032	166,706
Property, Plant and Equipment, Net	13,377	14,293	12,787
Physical location | Other Countries
Segment Reporting Information [Line Items]
Net sales	64,504	56,432	54,464
Property, Plant and Equipment, Net	¥ 6,303	¥ 6,336	¥ 5,914